RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

Related party transactions were recorded at the exchange value, which is the consideration determined and agreed to by the related parties. The Company's related parties include directors, key management and companies controlled by directors and key management.

Included in accounts payable and accrued liabilities as at September 30, 2022 was $105,181 (September 30, 2021 - $Nil) owing to CEO of the Company and the companies controlled by key management personnel.

Compensation of Key Management Personnel

Key management personnel are those persons that have authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The following table summarizes expenses related to key management personnel:

	For the year ended:
	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Professional fees	144,000	87,074	22,575
Research and development	572,700	772,596	26,777
Consulting fees	174,215	-	-
Share-based compensation included in directors' compensation	99,438	136,612	-
Share-based compensation included in professional fees	-	23,126	-
Share-based compensation included in research and development	123,052	236,652	161,300
	1,113,405	1,256,060	210,652

See Note 8 for related party contractual obligations.